Unaudited condensed consolidated interim statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves [1]	Own shares	Retained earnings	Non- controlling interests
Beginning balance at Dec. 31, 2021		£ 4,069.0	£ 3,616.4	£ 122.4	£ 574.7	£ (335.9)	£ (1,112.1)	£ 4,367.3	£ 452.6
Ordinary shares issued		1.1	1.1		1.1
Share cancellations		(637.3)	(637.3)	(6.2)		6.2		(637.3)
Profit for the period		301.1	257.9					257.9	43.2
Foreign exchange differences on translation of foreign operations		459.7	439.8			439.8			19.9
Gain on net investment hedges		(129.9)	(129.9)			(129.9)
Cash flow hedges:
Fair value loss arising on hedging instruments		18.7	18.7			18.7
Less: gain reclassified to profit or loss		(18.7)	(18.7)			(18.7)
Share of other comprehensive income of associates undertakings		30.7	30.7			24.0		6.7
Movements on equity investments held at fair value through other comprehensive income		(5.2)	(5.2)					(5.2)
Other comprehensive (loss)/income relating to the period		355.3	335.4			333.9		1.5	19.9
Total comprehensive (loss)/income relating to the period		656.4	593.3			333.9		259.4	63.1
Dividends paid		(37.2)							(37.2)
Non-cash share-based incentive plans (including share options)		67.3	67.3					67.3
Tax adjustment on share-based payments		(15.2)	(15.2)					(15.2)
Net movement in own shares held by ESOP Trusts		(43.2)	(43.2)				28.8	(72.0)
Recognition/derecognition of liabilities in respect of put options		10.8	10.8			58.1		(47.3)
Share purchases – close period commitments	[2]	211.7	211.7			211.7
Acquisition and disposal of subsidiaries	[3]	(13.0)	(13.0)					(13.0)
Ending balance at Jun. 30, 2022		4,270.4	3,791.9	116.2	575.8	274.0	(1,083.3)	3,909.2	478.5
Beginning balance at Dec. 31, 2022		4,160.4	3,680.8	114.1	575.9	285.2	(1,054.1)	3,759.7	479.6
Ordinary shares issued		0.7	0.7		0.7
Treasury shares used for share option schemes							55.2	(55.2)
Profit for the period		149.3	112.0					112.0	37.3
Foreign exchange differences on translation of foreign operations		(285.0)	(262.6)			(262.6)			(22.4)
Gain on net investment hedges		77.8	77.8			77.8
Cash flow hedges:
Fair value loss arising on hedging instruments		(23.8)	(23.8)			(23.8)
Less: gain reclassified to profit or loss		24.4	24.4			24.4
Share of other comprehensive income of associates undertakings		0.0
Movements on equity investments held at fair value through other comprehensive income		(3.8)	(3.8)					(3.8)
Other comprehensive (loss)/income relating to the period		(210.4)	(188.0)			(184.2)		(3.8)	(22.4)
Total comprehensive (loss)/income relating to the period		(61.1)	(76.0)			(184.2)		108.2	14.9
Dividends paid		(61.2)							(61.2)
Non-cash share-based incentive plans (including share options)		75.5	75.5					75.5
Tax adjustment on share-based payments		2.4	2.4					2.4
Net movement in own shares held by ESOP Trusts		(37.0)	(37.0)				(14.0)	(23.0)
Recognition/derecognition of liabilities in respect of put options		2.1	2.1			3.9		(1.8)
Acquisition and disposal of subsidiaries	[3]	(16.7)	(11.3)					(11.3)	(5.4)
Ending balance at Jun. 30, 2023		£ 4,065.1	£ 3,637.2	£ 114.1	£ 576.6	£ 104.9	£ (1,012.9)	£ 3,854.5	£ 427.9

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £347.2 million at 30 June 2023 (31 December 2022: £343.4 million).
[2]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
[3]	Acquisition and disposal of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.